CONSOLIDATED STATEMENT OF FINANCIAL POSITION - SEK (kr) kr in Millions		Sep. 30, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	[1]	kr 2,355	kr 1,231
Treasuries/government bonds		6,332	4,382
Other interest-bearing securities except loans		49,165	39,807
Loans in the form of interest-bearing securities		37,728	41,125
Loans to credit institutions		28,600	23,198
Loans to the public		161,097	141,111
Derivatives		8,019	7,803
Tangible and intangible assets		75	88
Other assets		6,890	3,556
Prepaid expenses and accrued revenues		2,610	2,091
Total assets		302,871	264,392
Liabilities and equity
Borrowing from credit institutions		1,860	2,317
Debt securities issued		252,153	222,516
Derivatives		22,626	16,480
Other liabilities		2,857	826
Accrued expenses and prepaid revenues		2,492	2,063
Deferred tax liabilities		578	531
Provisions		68	45
Subordinated liabilities		2,225	2,040
Total liabilities		284,859	246,818
Share capital		3,990	3,990
Reserves		(186)	30
Retained earnings		14,208	13,554
Total equity	[2]	18,012	17,574
Total liabilities and equity		kr 302,871	kr 264,392

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.